Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Contracts Measured on Recurring Basis
The company enters in forward and options agreement to hedge against foreign currency risks. As of June 30, 2025, foreign currency derivatives can be analyzed as follows:

	Derivatives assets (current)		Derivatives liabilities (current)
	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting	$439,516	$6,445,061	$—	$—
Economic hedging	1,308,675	27,166,541	871,779	21,803,404
Total	$1,748,191	$33,611,602	$871,779	$21,803,404